Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Partial Cash Paid for Investing Activities

Property, plant and equipment

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	6,552,702	4,918,482	3,228,471
Add: Beginning balance of payable to equipment suppliers	1,145,359	1,816,555	1,405,931
Less: Ending balance of payable to equipment suppliers	(1,816,555)	(1,405,931)	(1,196,181)
Less: Ending balance of payable to equipment suppliers – related parties	—	—	(58,549)
Less: Transfer from other non-current assets	—	(629,737)	(305,791)
Cash paid during the year	5,881,506	4,699,369	3,073,881